Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Table Resumes Consideration and Fair Value of the Acquired Assets and the Liabilities Assumed on the Acquisiton
The following table shows in detail the transferred consideration and the fair values of the acquired assets and the liabilities assumed by CT Barragán as of June 26, 2019, after considering the price adjustment for US$10 million:

Fair value as of the acquisition date
Fair value of identifiable assets and assumed liabilities:
Financial assets at fair value	682
Property, plant and equipment	20,330
Inventories	341
VRD	(9,760)

Total identifiable net assets / consideration	11,593